Equity-accounted investees (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reserves within equity [line items]
Equity-accounted investees	¥ 491	¥ 0
Share of profit (loss) of associates accounted for using equity method	¥ 18
MynaWallet, Inc.
Disclosure of reserves within equity [line items]
Percentage of voting equity interests acquired	28.70%
au Coincheck Digital Assets, Inc.
Disclosure of reserves within equity [line items]
Percentage of voting equity interests acquired	40.00%